Auditor's Fee (Tables)	12 Months Ended
Dec. 31, 2020
Auditors' Fee
Auditors fees expenses

	Year Ended December 31,
	2020	2019	2018
Ernst & Young AB
Audit services	4,449	645	509
Other audit activities	3,774	3,343	1,861
Other services	—	98	—
Total	8,223	4,086	2,370

KPMG
Audit services	102	—	—
Other audit activities	2,552	—	—
Total	2,654	—	—

Other auditors
Audit services	102	—	—
Total	102	—	—

Total audit fee	10,979	4,086	2,370